Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000141505
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	Investor Class
Trading Symbol	TRAOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Investor Class	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 66,734,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$66,734
Number of Portfolio Holdings	51

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	30.3%
Information Technology	22.1
Consumer Discretionary	15.2
Communication Services	13.9
Industrials & Business Services	4.9
Real Estate	4.1
Energy	3.0
Consumer Staples	2.2
Health Care	1.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	10.4%
Tencent Holdings	8.3
Samsung Electronics	3.9
Alibaba Group Holding	3.8
Bank Central Asia	3.5
HDFC Bank	3.3
AIA Group	3.1
Reliance Industries	3.0
ICICI Bank	3.0
DBS Group Holdings	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141506
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAAOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Advisor Class	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 66,734,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$66,734
Number of Portfolio Holdings	51

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	30.3%
Information Technology	22.1
Consumer Discretionary	15.2
Communication Services	13.9
Industrials & Business Services	4.9
Real Estate	4.1
Energy	3.0
Consumer Staples	2.2
Health Care	1.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	10.4%
Tencent Holdings	8.3
Samsung Electronics	3.9
Alibaba Group Holding	3.8
Bank Central Asia	3.5
HDFC Bank	3.3
AIA Group	3.1
Reliance Industries	3.0
ICICI Bank	3.0
DBS Group Holdings	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184323
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	I Class
Trading Symbol	TRASX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - I Class	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 66,734,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$66,734
Number of Portfolio Holdings	51

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	30.3%
Information Technology	22.1
Consumer Discretionary	15.2
Communication Services	13.9
Industrials & Business Services	4.9
Real Estate	4.1
Energy	3.0
Consumer Staples	2.2
Health Care	1.3
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	10.4%
Tencent Holdings	8.3
Samsung Electronics	3.9
Alibaba Group Holding	3.8
Bank Central Asia	3.5
HDFC Bank	3.3
AIA Group	3.1
Reliance Industries	3.0
ICICI Bank	3.0
DBS Group Holdings	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless